SIGNIFICANT ACCOUNTING POLICIES - Adoption of the Amendments to IFRS 9 Financial Instruments (Details) - ARS ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement
Income tax expense		$ (2,838)	$ 5,516	$ 6,015
Bad debt expenses		3,527	901	741
Net income		$ 5,536	$ 9,859	$ 10,546
Basic and diluted (in dollars per share)		$ 2.46	$ 8.21	$ 8.83
Equity attributable to Controlling Company
Statement
Net income		$ 5,294	$ 9,731	$ 10,457
Equity attributable to non-controlling interest
Statement
Net income		242	$ 128	$ 89
IFRS 9
Statement
Retained earnings	$ 489
Increase in allowance of credit losses	982	722
Income tax expense	260	149
Bad debt expenses		496
Net income		(347)
IFRS 9 | Cablevision Holding S.A.
Statement
Increase in allowance of credit losses	$ 245
IFRS 9 | Equity attributable to Controlling Company
Statement
Increase in allowance of credit losses		701
Income tax expense		255
Net income		$ (348)
Basic and diluted (in dollars per share)		$ 0.16
IFRS 9 | Equity attributable to Controlling Company | Cablevision Holding S.A.
Statement
Increase in allowance of credit losses		$ 956
IFRS 9 | Equity attributable to non-controlling interest
Statement
Increase in allowance of credit losses		21
Income tax expense		4
IFRS 9 | Equity attributable to non-controlling interest | Cablevision Holding S.A.
Statement
Increase in allowance of credit losses		$ 25